Summary of Non Employees Stock Options Based on Black-Scholes Option Pricing Model (Detail) (Non Employee Stock Option [Member], USD $)	3 Months Ended
Jun. 30, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Term	10 years
Volatility	72.70%
Dividends	0.00%
Risk Free Rate of Interest	2.53%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 3.80
Remaining Contractual Life	10 years
Vesting:	June 2016
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 3.10
Remaining Contractual Life	9 years 9 months 18 days
Vesting:	March 2015